1933 Act File Number 333-72447
                                                                    RULE 497(d)


                         Supplement dated June 21, 2005
                            to the Prospectus of the
               First Defined Portfolio Fund LLC dated May 2, 2005


Please be advised that Page 31 of the Prospectus is hereby revised to change the Financial Highlights Table for the Value Line(R) Target 25 Portfolio by replacing the Net Asset Value, Beginning of Year figure for the year ended 12/31/04 from $13.34 to $3.34.




                   PLEASE READ AND RETAIN FOR FUTURE REFERENCE